Nature of Business and Organization (Details) - Schedule of fair values of net assets acquired and liabilities assumed - USD ($)	1 Months Ended
	Dec. 21, 2022	Mar. 18, 2022	Dec. 29, 2021
Schedule of Fair Values of Net Assets Acquired And Liabilities Assumed [Abstract]
Accounts receivable, net	$ 3,746,298	$ 4,519,839	$ 216,572
Prepayments	550,944	8,050,558	575,913
Others receivable	246,748		4,761,164
Equipment, net	123,446	3,504	9,980,931
Deferred tax assets		16,415	10
Deposits	610,393		595,149
Accounts payable	(1,546,037)
Short-term bank borrowings	(1,884,823)	(193,339)	(1,647,679)
Accounts and notes payable			(803,784)
Others payable and accrued liabilities	(1,383,077)	(7,685,086)	(1,631,610)
Amount due to related parties	(1,552,719)
Tax payable	(21,589)	(1,126,777)	(1,859,485)
Capital lease and financing obligations			(2,351,104)
Total identifiable net assets / net liabilities	(1,110,416)	3,585,114	7,836,077
Add: Goodwill	13,715,130	5,364,709	14,157,570
Total purchase price for acquisition net of cash	$ 12,604,714	$ 8,949,823	$ 21,993,647